Commitments and Contingencies (Details Narrative)		1 Months Ended				9 Months Ended
	Mar. 21, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Contingent liabilities							$ 0	$ 0
Contigent liabilities paid	$ 1,550,000			$ 1,550,000			$ 1,781,058	$ 1,781,058
Owed amount	$ 1,161,250
Description of balance owed	The first payment is to be paid within three (3) business days of funding the second tranche of the Arena PIPE in an amount equal to at least 15% of that tranche, or USD$375,000. The second payment is to be paid within three (3) business days of funding of the third tranche of the Arena PIPE in an amount equal to at least 15% of that tranche, or USD$375,000.
Amount owed to related parties				250,000
Settlement liabilities monthly payment			$ 200,000	100,000	$ 3,220,859
Legal fees paid						1,100,000
Legal fees outstanding						$ 750,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities monthly payment		$ 200,000	$ 200,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Amount owed to related parties				2,100,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amount owed to related parties				$ 250,000